Stock-Based Awards - Summary of Stock-Based Compensation Expense Related to Stock Options and Restricted Common Stock (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 910	$ 252	$ 395	$ 121	$ 80
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	259	109	176	68	30
General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 651	$ 143	$ 219	$ 53	$ 50